Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stock Option Activity

	For the Years Ended December 31, 2019 and 2018
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2018	45,000	$1.50	1.96 years	$—
Expired	(10,000)	$1.50	-	—
Outstanding at December 31, 2018	35,000	$1.50	1.25 years	—
Expired	(10,000)	$1.50	-	—
Exercisable at December 31, 2019	25,000	$1.50	0.50 years	—